UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC) (a):
6.00%, 6/01/19	$1,150	$1,341,452
6.00%, 6/01/19	450	524,916
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,313,072

		3,179,440
Arizona — 7.3%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	229,346
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,326,500
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (b)	460	460,327
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,065,037
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,717,815
5.00%, 12/01/37	2,065	2,307,080
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	592,545
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	900	1,117,071

		12,815,721
Arkansas — 3.3%
Arkansas State University, RB, Jonesboro Campus, Series B, 4.00%, 12/01/28	400	428,392
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	948,893
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40 (c)	500	503,705
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,350,540

Municipal Bonds	Par (000)	Value
Arkansas (continued)
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	$2,025	$2,064,508
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	509,063

		5,805,101
California — 20.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,281,254
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,321,697
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/45	3,350	3,422,695
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (d)	1,000	1,004,050
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,321,780
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	500	576,355
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (d)	1,650	1,419,297
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (e)	8,000	3,104,160
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (e)	1,500	891,315
0.00%, 8/01/33 (e)	4,000	1,499,800
0.00%, 8/01/39 (d)	2,000	1,700,600
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (d)	2,800	3,019,464
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,419,640
4.00%, 10/01/44	1,080	1,124,032
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,307,340

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Various Purposes (continued):
6.00%, 3/01/33	$1,000	$1,200,250
6.50%, 4/01/33	1,950	2,310,185
5.50%, 3/01/40	2,350	2,716,905

		36,640,819
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,202,466
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	875,595

		2,078,061
Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, Refunding RB:
4.00%, 7/01/38	570	584,609
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	597,328

		1,181,937
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,351,920
Florida — 3.7%
Capital Trust Agency Inc, RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 7/01/40	600	596,532
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	5,034,032
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	132,767

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (f)(g)	$910	$636,900

		6,400,231
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43	4,000	4,546,600
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	432,876
Idaho — 1.9%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project Series A, 5.00%, 3/01/39	1,230	1,339,101
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (a)	1,750	2,021,950

		3,361,051
Illinois — 4.8%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	1,600	1,613,040
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	934,545
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	711,902
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (a)	650	770,036
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,161,005
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,086,910
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,366,085

2	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO, 5.00%, 2/01/39	$665	$687,018

		8,330,541
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	500	519,930
6.00%, 9/01/39	1,000	1,037,470

		1,557,400
Kansas — 2.5%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,446,800
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,043,634
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (d):
0.00%, 7/01/34	500	375,025
0.00%, 7/01/39	830	608,681
0.00%, 7/01/43	270	196,263

		3,223,603
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	960,654
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,236,869

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$400	$440,904

		2,638,427
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project:
5.13%, 7/01/36	170	173,124
5.25%, 7/01/44	170	172,812

		345,936
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College, 5.00%, 1/01/41	1,600	1,739,904
International Charter School, 5.00%, 4/15/40	400	424,888

		2,164,792
Michigan — 3.5%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	251,078
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,180,409
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,950	2,331,888
State of Michigan Building Authority, Refunding RB, Facilities Program Series I:
6.25%, 10/15/18 (a)	755	867,012
6.25%, 10/15/38	495	560,122

		6,190,509
Minnesota — 3.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	710	821,853

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$3,890	$4,405,542

		5,227,395
Mississippi — 3.2%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	442,340
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	922,495
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,958,040
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,348,472

		5,671,347
Missouri — 2.8%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	973,089
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	552,750
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	338,787
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	560,080
Heartland Regional Medical Center, 4.13%, 2/15/43	400	407,776
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,131,240

Municipal Bonds	Par (000)	Value
Missouri (continued)
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	$800	$879,216

		4,842,938
Nebraska — 3.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	647,316
Douglas County Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, 4.00%, 5/15/33	1,095	1,100,453
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	439,004
Minden Public Schools, GO, 4.00%, 12/15/39	500	507,900
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	282,515
4.00%, 1/01/44	400	412,284
Omaha School District, GO, 4.00%, 12/15/39	2,500	2,578,500

		5,967,972
Nevada — 1.6%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,110	1,116,583
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,040,440
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	584,700

		2,741,723
New Jersey — 13.2%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	915	36,509

4	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB:
AMT Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	$660	$738,566
AMT The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	214,836
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,148,650
New Jersey Educational Facilities Authority, Refunding RB:
The College of New Jersey, 3.50%, 7/01/31	1,225	1,224,387
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	630	756,019
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	800	970,272
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	564,351
5.00%, 7/01/25	500	571,715
5.63%, 7/01/37	1,700	1,942,930
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	100	103,603
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35 (e)	1,000	340,900
Transportation Program, Series AA, 5.00%, 6/15/44	3,030	3,086,873
Transportation Program, Series AA, 5.00%, 6/15/45 (c)	900	917,766
Transportation Program, Series AA, 5.00%, 6/15/46 (c)	400	407,864

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority, RB, Series E, 5.00%, 1/01/45	$1,860	$2,075,500

		23,100,741
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	502,596
New York — 9.5%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1, 5.00%, 8/01/35	1,580	1,827,791
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (h):
7.75%, 8/01/31	3,165	3,316,698
Series B, 2.00%, 8/01/28	500	500,735
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	925	949,309
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	900	935,271
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	975	1,074,548
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,100,098
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	2,300	2,665,424
New York City Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2016, Series BB, 4.00%, 6/15/46	1,950	2,010,898
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	901,176

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	$405	$425,396
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	400	402,692
Utility Debt Securitization Authority, Refunding RB, Restructuring, 3.00%, 12/15/32	580	579,136

		16,689,172
North Carolina — 3.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,704,406
County of Miami-Dade Educational Facilities Authority, Refunding RB, University of Miami-Dade, Series A, 5.00%, 4/01/45	920	1,012,120
County of Union North Carolina Enterprise System Revenue, RB (c):
3.25%, 6/01/36	520	500,042
3.25%, 6/01/37	370	350,723
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (a)	800	923,760

		5,491,051
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (a)	480	570,134
Ohio — 2.1%
City of Cleveland Ohio, RB, Sub Lien, Series A-2, 5.00%, 10/01/37	1,500	1,699,095

Municipal Bonds	Par (000)	Value
Ohio (continued)
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	$2,000	$2,044,800

		3,743,895
Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	804,103
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	620	641,260

		1,445,363
Oregon — 2.7%
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	265	277,500
Lane County School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (e)	1,000	368,840
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	853,695
State of Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/45	2,960	3,251,471

		4,751,506
Pennsylvania — 4.5%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,298,319
Delaware County Authority, RB, Villanova University, 4.00%, 8/01/45	2,000	2,030,080
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,654,785
Series D (AGM), 5.00%, 1/01/40	2,600	2,892,630

		7,875,814
Rhode Island — 3.4%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,159,710

6	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Rhode Island (continued)
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	$900	$993,744
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,031,290
Series B, 4.50%, 6/01/45	2,730	2,707,942

		5,892,686
Tennessee — 2.4%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,159,878
County of Chattanooga-Hamilton Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	931,499
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	312,353
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	857,800

		4,261,530
Texas — 9.4%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (a):
7.13%, 12/01/18	500	590,260
7.25%, 12/01/18	1,750	2,072,367
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (e)	11,690	3,183,421
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,701,735
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (e)	10,760	3,968,826
Leander Texas Independent School District, GO, Refunding, Refunding, CAB Series D, 0.00%, 8/15/35 (e)	4,000	1,774,160

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$760	$868,536
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,399,300

		16,558,605
U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Virgin Islands Gross Receipts, Series C, 4.50%, 10/01/44	1,360	1,380,754
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 4/15/42	400	401,900
Vermont — 2.9%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	2,360	2,452,583
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	1,590	1,680,296
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	1,000	1,021,670

		5,154,549
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	1,009,492
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	1,400	1,645,098
West Virginia — 0.3%
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Series 2014, 5.00%, 1/01/44	500	550,190

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Municipal Bonds	Par (000)	Value
Wisconsin — 0.7%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/36	$330	$374,279
5.00%, 7/01/37	665	751,563

		1,125,842
Total Municipal Bonds — 133.0%		233,294,058

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,951,525
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	1,400	1,462,469
New York — 14.3%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,239,176
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	450	501,002
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,744,646
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	459,437
Series A, 4.75%, 6/15/30	3,000	3,169,380
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,500	2,852,543
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,878,375

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (a)	$2,199	$2,426,435
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,831,144

		25,102,138
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,325,067
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	2,000	2,162,480

		3,487,547
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,755,506
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.4%		35,759,185
Total Long-Term Investments (Cost — $245,659,148) — 153.4%		269,053,243

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (k)(l)	5,059,745	5,059,745
Total Short-Term Securities (Cost — $5,059,745) — 2.9%		5,059,745
Total Investments (Cost — $250,718,893) — 156.3%		274,112,988
Other Assets Less Liabilities — 0.3%		712,078
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1)%		(19,500,519)
VMTP Shares, at Liquidation Value — (45.5)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$175,424,547

8	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$231,082,838

Gross unrealized appreciation	$25,080,045
Gross unrealized depreciation	(1,544,591)

Net unrealized appreciation	$23,535,454

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of period end.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Variable rate security. Rate shown is as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 12, 2019 to June 15, 2019 is $2,411,645.

(k)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	6,015,344	(955,599)	5,059,745	$197

(l)	Represents the current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(11)	5-Year U.S. Treasury Note	March 2016	$1,305,477	(188)
(16)	10-Year U.S. Treasury Note	March 2016	$2,023,000	$(4,023)
(10)	Long U.S. Treasury Bond	March 2016	$1,540,000	(5,015)
(3)	Ultra U.S. Treasury Bond	March 2016	$475,312	(1,926)
Total				$(11,152)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$269,053,243	—	$269,053,243
Short-Term Securities	$5,059,745	—	—	5,059,745

Total	$5,059,745	$269,053,243	—	$274,112,988

[1] See above Schedule of Investments for values in each state or political subdivision.

10	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(11,152)	—	—	$(11,152)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$78,050	—	—	$78,050
Liabilities:
Bank overdraft	—	$(5,522)	—	(5,522)
TOB Trust Certificates	—	(19,494,696)	—	(19,494,696)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$78,050	$(99,400,218)	—	$(99,322,168)

During the period ended November 30, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date:	January 22, 2016